UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21866
                                                    ----------------------------

                                HIGHLAND FUNDS I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           James D. Dondero, President
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                     Date of reporting period: MAY 31, 2007
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

MAY 31, 2007                                  HIGHLAND EQUITY OPPORTUNITIES FUND




     SHARES                                    VALUE ($)
    ---------                                 ------------

COMMON STOCKS - 75.7%

BROADCASTING - 3.8%
               Entravision Communications
       35,000   Corp., Class A (a)                  356,650
       10,500  National CineMedia, Inc. (a)         299,775
                                            ---------------
                                                    656,425
                                            ---------------
CABLE/WIRELESS VIDEO - 7.4%
       32,455  Clearwire Corp., Class A (a)         632,872
               Time Warner Cable, Inc.,
       17,307   Class A (a)                         664,762
                                            ---------------
                                                  1,297,634
                                            ---------------
CHEMICALS - 7.0%
       22,000  Georgia Gulf Corp.                   379,720
       11,629  Huntsman Corp.                       232,580
       17,500  Mosaic Co. (The) (a)                 614,775
                                            ---------------
                                                  1,227,075
                                            ---------------
ENERGY - 10.1%
        1,138  Diamond Offshore Drilling,
                Inc.                                107,393
        6,000  Hess Corp.                           355,320
        4,000  Marathon Oil Corp.                   495,240
       25,072  Williams Cos., Inc.                  796,287
                                            ---------------
                                                  1,754,240
                                            ---------------
FINANCIAL - 2.7%
               Nuveen Investments, Inc.,
        4,810   Class A                             263,877
        3,797  SLM Corp.                            213,429
                                            ---------------
                                                    477,306
                                            ---------------
FOREST PRODUCTS - CONTAINERS - 6.6%
       58,956  Graphic Packaging Corp. (a)          291,242
       12,200  Louisiana-Pacific Corp.              250,100
        7,554  Weyerhaeuser Co.                     619,126
                                            ---------------
                                                  1,160,468
                                            ---------------
GAMING/LEISURE - 3.4%
       92,500  Blockbuster, Inc., Class A
                (a)                                 408,850
        5,000  Wyndham Worldwide Corp. (a)          186,000
                                            ---------------
                                                    594,850
                                            ---------------
HEALTHCARE - 12.6%
       21,239  Kindred Healthcare, Inc. (a)         679,648
       13,363  Omnicare, Inc.                       500,043
       15,900  PDL BioPharma, Inc. (a)              437,409
        7,500  PSS World Medical, Inc. (a)          140,625
                Teva Pharmaceutical
       11,225  Industries
                Ltd., SP ADR                        440,020
                                            ---------------
                                                  2,197,745
                                            ---------------
HOUSING - 3.6%
               Alexandria Real Estate
        1,171  Equities,
                Inc., REIT                          123,189
        1,039  Boston Properties, Inc., REIT        120,192

     SHARES                                    VALUE ($)
    ---------                                 ------------

HOUSING (CONTINUED)

               Crescent Real Estate Equities
       12,000   Co., REIT                           268,320
          868  SL Green Realty Corp., REIT          121,589
                                            ---------------
                                                    633,290
                                            ---------------
MEDIA/TELECOMMUNICATIONS - 2.2%
        4,897  R.H. Donnelley Corp. (a)             381,672
                                            ---------------
RETAIL - 1.8%
        8,574  Office Depot, Inc. (a)               312,094
                                            ---------------
SERVICE - 3.0%
        2,202  United Rentals, Inc. (a)              73,877
        9,975  Walgreen Co.                         450,172
                                            ---------------
                                                    524,049
                                            ---------------
UTILITIES - 6.8%
       49,818  Dynegy, Inc., Class A (a)            482,238
        3,300  Exelon Corp.                         257,400
       17,186  Reliant Energy, Inc. (a)             440,306
                                            ---------------
                                                  1,179,944
                                            ---------------
WIRELESS COMMUNICATIONS - 4.7%
               ICO Global Communications
       81,742   Holdings Ltd. (a)                   326,968
               Metropcs Communications,
       13,941   Inc. (a)                            497,136
                                            ---------------
                                                    824,104
                                            ---------------

               Total Common Stocks
                (Cost $12,297,198)               13,220,896
                                            ---------------


TOTAL INVESTMENTS - 75.7%                        13,220,896
                                            ---------------
    (cost of $12,297,198) (b)

OTHER ASSETS & LIABILITIES, NET - 24.3%           4,243,349
                                            ---------------

NET ASSETS - 100.0%                              17,464,245
                                            ===============

Investments sold short outstanding as of May 31, 2007:
 EQUITY
 SECURITY                            SHARES                   VALUE
--------------------------------------------------------------------
 Alaska Communications Systems
    Group, Inc.                      1,617              $    25,516
 iShares Russell 2000 Index
    Fund                             4,300                  362,189
 Las Vegas Sands Corp.               3,855                  300,767
 Masco Corp.                         3,932                  118,786
 Parker Drilling Co.                55,350                  647,042
 WellCare Health Plans, Inc.         5,850                  538,434
                                                    ---------------
 Total Investments sold short
 (Proceeds $1,947,692)                                  $ 1,992,734
                                                    ===============

 ---------------------
(a)       Non-income producing security.

MAY 31, 2007                                  HIGHLAND EQUITY OPPORTUNITIES FUND

(b) Cost for U.S. federal income tax purposes is $12,297,198. Unrealized appreciation and depreciation are as follows:

          Gross Unrealized appreciation     $ 1,067,951
          Gross Unrealized depreciation        (144,253)
                                            -----------
          Net Unrealized appreciation       $   923,698
                                            -----------
SP ADR    Sponsored American Depositary Receipt
REIT      Real Estate Investment Trust

SECURITY VALUATION:
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Fund's investment adviser, Highland Capital Management, L.P. ("Highland" or the "Investment Adviser"), in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (UNAUDITED)

MAY 31, 2007                                           HIGHLAND HIGH INCOME FUND




 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (A) - 28.6%

CHEMICALS - 4.8%
 250,000       ISP Chemco, Inc.
                 Term Loan B, 05/23/14 (b)          251,145
                                            ---------------
FOREST PRODUCTS - CONTAINERS - 4.7%
 250,000       Consolidated Container Co.,
                 LLC
                 Second Lien Term Loan,
                 10.86%, 09/28/14                   249,063
                                            ---------------
HEALTHCARE - ACUTE CARE - 4.8%
 250,000       Capella Healthcare, Inc.
                 First Lien Term Loan,
                 8.35%, 11/30/12                    252,500
                                            ---------------
INFORMATION TECHNOLOGY - 4.8%
 250,000       Safenet, Inc.
                 First Lien Term Loan,
                 04/12/14 (b)                       253,750
                                            ---------------
MANUFACTURING - 9.5%
 500,000       Bucyrus International, Inc.
                 Tranche B Term Loan,
                 05/04/14 (b)                       501,875
                                            ---------------

               Total Senior Loans
                 (Cost $1,500,000)                1,508,333
                                            ---------------
CORPORATE NOTES AND BONDS - 42.1%
CABLE/WIRELESS VIDEO - 4.6%
 250,000       CCH I Holdings, LLC
                 10.00%, 05/15/14                   241,250
                                            ---------------
CONSUMER PRODUCTS - 4.2%
 250,000       Solo Cup Co.
                 8.50%, 02/15/14                    220,000
                                            ---------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 4.8%
 250,000       Pinnacle Foods Finance
                 Senior Subordinated Notes,
                 10.63%, 04/01/17 (c)               255,625
                                            ---------------
GAMING/LEISURE - OTHER LEISURE - 5.6%
 250,000       Six Flags, Inc.
                 Senior Notes, Convertible,
                 4.50%, 05/15/15                    294,687
                                            ---------------
HEALTHCARE - ALTERNATE SITE SERVICES - 7.6%
 250,000       LifeCare Holdings, Inc.
                 9.25%, 08/15/13                    171,250
 250,000       Select Medical Corp.
                 7.63%, 02/01/15                    232,500
                                            ---------------
                                                    403,750
                                            ---------------
HOUSING - REAL ESTATE DEVELOPMENT - 4.8%
 250,000       Realogy Corp.
                 Senior Notes, 10.50%,
                 04/15/14 (c)                       251,562
                                            ---------------

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

INFORMATION TECHNOLOGY - 4.8%
 250,000       Freescale Semiconductor, Inc.
                 Senior Notes, 8.88%,
                 12/15/14 (c)                       251,563
                                            ---------------
TRANSPORTATION - AUTO - 5.7%
 100,000       Keystone Automotive
                 Operations, Inc.
                 Senior Subordinated Notes,
                 9.75%, 11/01/13                     89,500
 250,000       Motor Coach Industries
                 International, Inc.
                 11.25%, 05/01/09                   214,375
                                            ---------------
                                                    303,875
                                            ---------------

               Total Corporate Notes and
                 Bonds
                 (Cost $2,232,341)                2,222,312
                                            ---------------

     SHARES
    ---------

PREFERRED STOCK - 9.5%

TRANSPORTATION - AUTO - 9.5%
               General Motors Corp., Series D,
      20,000     Convertible                        499,000
                                            ---------------

               Total Preferred Stock
                 (Cost $500,000)                    499,000
                                            ---------------

TOTAL INVESTMENTS - 80.2%                         4,229,645
                                            ---------------
    (cost of $4,232,341) (d)

OTHER ASSETS & LIABILITIES, NET - 19.8%           1,047,013
                                            ---------------

NET ASSETS - 100.0%                               5,276,658
                                            ===============
 ---------------------
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless identified, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at May 31, 2007. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the
      "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities shown.
(b)   All or a portion of this position has not settled.
      Contract rates do not take effect until settlement date.

MAY 31, 2007                                           HIGHLAND HIGH INCOME FUND


(c) Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2007, these securities amounted to $758,750 or 14.38% of net assets. These securities have been determined by the Fund's investment adviser to be liquid securities.
(d)   Cost for Federal income tax purposes is $4,232,341.
      Unrealized appreciation and depreciation are as follows:

      Gross Unrealized appreciation    $45,643
      Gross Unrealized depreciation    (48,339)
                                       --------
      Net Unrealized depreciation      $(2,696)
                                       --------

SECURITY VALUATION:
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Fund's investment adviser, Highland Capital Management, L.P. ("Highland" or the "Investment Adviser"), in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost.

INVESTMENT PORTFOLIO (UNAUDITED)

MAY 31, 2007                                                HIGHLAND INCOME FUND


 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (A) - 19.2%

CHEMICALS - 4.8%
 250,000       ISP Chemco, Inc.
                 Term Loan B, 05/23/14 (b)          251,145
                                            ---------------
FOREST PRODUCTS - CONTAINERS - 4.8%
 250,000       Consolidated Container Co.,
                 LLC
                 Second Lien Term Loan,
                 10.86%, 09/28/14                   249,063
                                            ---------------
HEALTHCARE - ACUTE CARE - 4.8%
 250,000       Capella Healthcare, Inc.
                 First Lien Term Loan,
                 8.35%, 11/30/12                    252,500
                                            ---------------
INFORMATION TECHNOLOGY - 4.8%
 250,000       Safenet Inc.
                 First Lien Term Loan,
                 04/12/14 (b)                       253,750
                                            ---------------

               Total Senior Loans
                 (Cost $1,000,000)                1,006,458
                                            ---------------
CORPORATE NOTES AND BONDS - 62.3%

BROADCASTING - 9.5%
 250,000       Time Warner, Inc.
                 5.88%, 11/15/16                    247,460
 250,000       Viacom, Inc.
                 6.25%, 04/30/16                    250,031
                                            ---------------
                                                    497,491
                                            ---------------
CABLE - US CABLE - 4.7%
 250,000       Comcast Corp.
                 5.90%, 03/15/16                    250,025
                                            ---------------
CONSUMER PRODUCTS - 4.2%
 250,000       Solo Cup Co.
                 8.50%, 02/15/14                    220,000
                                            ---------------
ENERGY - 4.6%
 250,000       Dominion Resources, Inc.
                 5.00%, 03/15/13                    242,697
                                            ---------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 4.9%
 250,000       Pinnacle Foods Finance
                 Senior Subordinated Notes,
                 10.63%, 04/01/17 (c)               255,625
                                            ---------------
HEALTHCARE - ALTERNATE SITE SERVICES - 4.4%
 250,000       Select Medical Corp.
                 7.63%, 02/01/15                    232,500
                                            ---------------
HEALTHCARE - MEDICAL PRODUCTS - 4.6%
 250,000       Teva Pharmaceutical Finance
                 LLC.
                 5.55%, 02/01/16                    243,503
                                            ---------------
HOUSING - REAL ESTATE DEVELOPMENT - 4.8%
 250,000       Realogy Corp
                 10.50%, 04/15/14 (c)               251,562
                                            ---------------

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

CORPORATE NOTES AND BONDS (CONTINUED)

INFORMATION TECHNOLOGY - 4.8%
 250,000       Freescale Semiconductor, Inc.
                 Senior Notes, 8.88%,
                 12/15/14 (c)                       251,563
                                            ---------------
MANUFACTURING - 4.7%
 250,000       Black & Decker
                 5.75%, 11/15/16                    245,269
                                            ---------------
RETAIL - 4.7%
 250,000       Macys Retail Holdings Inc.
                 5.90%, 12/01/16                    246,347
                                            ---------------
TELECOMMUNICATIONS - 4.7%
 250,000       Verizon Communications
                 5.55%, 02/15/16                    246,475
                                            ---------------
TRANSPORTATION - AUTO - 1.7%
 100,000       Keystone Automotive
                 Operations, Inc.
                 9.75%, 11/01/13                     89,500
                                            ---------------

               Total Corporate Notes and
                 Bonds
                 (Cost $3,289,935)                3,272,557
                                            ---------------

     SHARES
    ---------

PREFERRED STOCK - 9.5%

TRANSPORTATION - AUTO - 9.5%
      20,000   General Motors Corp., Series
               D, Convertible                       499,000
                                            ---------------

               Total Preferred Stock
                 (Cost $500,000)                    499,000
                                            ---------------
TOTAL INVESTMENTS - 91.0%                         4,778,015
                                            ---------------
    (cost of $4,789,935) (d)
OTHER ASSETS & LIABILITIES, NET - 9.0%              474,913
                                            ---------------

NET ASSETS - 100.0%                               5,252,928
                                            ===============
 ---------------------
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless identified, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at May 31, 2007. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the
      "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities shown.

MAY 31, 2007                                                HIGHLAND INCOME FUND

(b)   All or a portion of this position has not settled.
      Contract rates do not take effect until settlement date.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At
      May 31, 2007, these securities amounted to $758,750 or 14.4% of net assets. These securities have been determined by the Fund's investment advisor to be liquid securities.
(d)   Cost for Federal income tax purposes is $4,789,935.
      Unrealized appreciation and depreciation are as follows:

      Gross unrealized appreciation     $ 24,263
      Gross unrealized depreciation      (36,183)
                                        --------
      Net Unrealized depreciation       $(11,920)
                                        ========


      SECURITY VALUATION: The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Fund's investment adviser, Highland Capital Management, L.P. ("Highland" or the "Investment Adviser"), in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND FUNDS I

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     JULY 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     JULY 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     JULY 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.